Significant Accounting Policies - Summary of Effect of Adoption IFRS 16 (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Right of use assets (note 9)		£ 455
Prepayments	£ (860)	(21)
Total assets		434
Liabilities
Lease liabilities - non-current	538	287
Lease liabilities - current	268	147
Total liabilities	£ 806	£ 434	£ 434